Supplemental Guarantor Financial Information - Condensed Consolidating Income Statements (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Net Sales	$ 394.2	$ 410.7	$ 1,672.1	$ 1,677.5	$ 1,684.0
Cost of products sold	262.1	255.7	1,123.5	1,065.3	1,081.5
Gross Profit	132.1	155.0	548.6	612.2	602.5
Research and development expenses	6.0	8.3	33.6	37.9	33.0
Selling and general expenses	97.2	85.5	424.5	351.4	343.0
Other (income) expense, net	(12.0)	(0.5)	(3.8)	(2.4)	(1.5)
Operating (Loss) Profit	40.9	61.7	94.3	225.3	228.0
Interest income	0.1	1.0	2.9	2.6	2.6
Interest expense	(8.3)	0.0	(6.0)	(0.1)	(0.8)
(Loss) Income Before Income Taxes	32.7	62.7	91.2	227.8	229.8
Provision for income taxes	(11.0)	(21.3)	(64.1)	(73.2)	(77.2)
Equity in earnings of consolidated subsidiaries	0.0	0.0	0.0	0.0	0.0
Net (Loss) Income	21.7	41.4	27.1	154.6	152.6
Total other comprehensive income	(6.5)	5.0	(10.8)	(29.7)	13.5
Comprehensive (Loss) Income	15.2	46.4	16.3	124.9	166.1
Parent Company
Condensed Income Statements, Captions [Line Items]
Net Sales	0.0	0.0	0.0	0.0	0.0
Cost of products sold	0.0	0.0	0.0	0.0	0.0
Gross Profit	0.0	0.0	0.0	0.0	0.0
Research and development expenses	0.0	0.0	0.0	0.0	0.0
Selling and general expenses	9.1	0.0	3.0	0.0	0.0
Other (income) expense, net	(0.2)	0.0	0.1	0.0	0.0
Operating (Loss) Profit	(8.9)	0.0	(3.1)	0.0	0.0
Interest income	0.0	0.0	0.0	0.0	0.0
Interest expense	(7.8)		(5.2)	0.0	0.0
(Loss) Income Before Income Taxes	(16.7)	0.0	(8.3)	0.0	0.0
Provision for income taxes	0.0	0.0	0.0	0.0	0.0
Equity in earnings of consolidated subsidiaries	38.4	0.0	(6.2)	0.0	0.0
Net (Loss) Income	21.7	0.0	(14.5)	0.0	0.0
Total other comprehensive income	0.0	0.0	0.0	0.0	0.0
Comprehensive (Loss) Income	21.7	0.0	(14.5)	0.0	0.0
Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Net Sales	360.3	352.2	1,455.0	1,429.9	1,426.5
Cost of products sold	243.6	233.7	979.6	974.9	972.0
Gross Profit	116.7	118.5	475.4	455.0	454.5
Research and development expenses	6.0	8.3	33.6	37.9	35.8
Selling and general expenses	73.2	71.7	363.0	295.4	288.8
Other (income) expense, net	2.3	(0.3)	0.0	(1.0)	(1.1)
Operating (Loss) Profit	35.2	38.8	78.8	122.7	131.0
Interest income	0.0	0.8	2.6	2.5	2.4
Interest expense	(0.3)		(0.7)	0.0	0.0
(Loss) Income Before Income Taxes	34.9	39.6	80.7	125.2	133.4
Provision for income taxes	(5.5)	(15.3)	(62.8)	(52.3)	(54.4)
Equity in earnings of consolidated subsidiaries	13.2	14.4	13.8	71.9	63.8
Net (Loss) Income	42.6	38.7	31.7	144.8	142.8
Total other comprehensive income	(0.1)	0.7	(0.9)	(4.2)	4.2
Comprehensive (Loss) Income	42.5	39.4	30.8	140.6	147.0
Non-Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Net Sales	113.7	158.2	619.8	663.6	671.0
Cost of products sold	98.3	121.7	546.6	506.4	523.0
Gross Profit	15.4	36.5	73.2	157.2	148.0
Research and development expenses	0.0	0.0	0.0	0.0	(2.8)
Selling and general expenses	14.9	13.8	58.5	56.0	54.2
Other (income) expense, net	(14.1)	(0.2)	(3.9)	(1.4)	(0.4)
Operating (Loss) Profit	14.6	22.9	18.6	102.6	97.0
Interest income	0.1	0.2	0.3	0.1	0.2
Interest expense	(0.2)		(0.1)	(0.1)	(0.8)
(Loss) Income Before Income Taxes	14.5	23.1	18.8	102.6	96.4
Provision for income taxes	(5.5)	(6.0)	(1.3)	(20.9)	(22.8)
Equity in earnings of consolidated subsidiaries	0.0	0.0	0.0	0.0	0.0
Net (Loss) Income	9.0	17.1	17.5	81.7	73.6
Total other comprehensive income	(6.4)	4.3	(9.9)	(25.5)	9.3
Comprehensive (Loss) Income	2.6	21.4	7.6	56.2	82.9
Consolidation, Eliminations
Condensed Income Statements, Captions [Line Items]
Net Sales	(79.8)	(99.7)	(402.7)	(416.0)	(413.5)
Cost of products sold	(79.8)	(99.7)	(402.7)	(416.0)	(413.5)
Gross Profit	0.0	0.0	0.0	0.0	0.0
Research and development expenses	0.0	0.0	0.0	0.0	0.0
Selling and general expenses	0.0	0.0	0.0	0.0	0.0
Other (income) expense, net	0.0	0.0	0.0	0.0	0.0
Operating (Loss) Profit	0.0	0.0	0.0	0.0	0.0
Interest income	0.0	0.0	0.0	0.0	0.0
Interest expense	0.0		0.0	0.0	0.0
(Loss) Income Before Income Taxes	0.0	0.0	0.0	0.0	0.0
Provision for income taxes	0.0	0.0	0.0	0.0	0.0
Equity in earnings of consolidated subsidiaries	(51.6)	(14.4)	(7.6)	(71.9)	(63.8)
Net (Loss) Income	(51.6)	(14.4)	(7.6)	(71.9)	(63.8)
Total other comprehensive income	0.0	0.0	0.0	0.0	0.0
Comprehensive (Loss) Income	$ (51.6)	$ (14.4)	$ (7.6)	$ (71.9)	$ (63.8)